OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

Invesco European Small Company Fund
Nasdaq:
A: ESMAX ▪ B: ESMBX ▪ C: ESMCX ▪ Y: ESMYX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.54%

Class B Shares	9.11

Class C Shares	9.10

Class Y Shares	9.63

MSCI EAFE Index▼ (Broad Market Index)	2.96

MSCI Europe Small Cap Index▼ (Style-Specific Index)	7.61

Lipper European Funds Index▼ (Peer Group Index)	5.05

Source(s): ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks.
     The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.67%, 2.42%, 2.42% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (8/31/00)	9.71%

10 Years	13.61

5 Years	-6.55

1 Year	-14.75

Class B Shares

Inception (8/31/00)	9.71%

10 Years	13.57

5 Years	-6.35

1 Year	-14.75

Class C Shares

Inception (8/31/00)	9.45%

10 Years	13.41

5 Years	-6.19

1 Year	-11.37

Class Y Shares

10 Years	14.36%

5 Years	-5.31

1 Year	-9.57

2	Invesco European Small Company Fund

Letters to Shareholders

     Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco European Small Company Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–89.82%
Austria–1.78%
Andritz AG	18,424	$947,832

Semperit AG Holding	28,181	1,029,131

		1,976,963

Belgium–2.06%
S.A. D’Ieteren N.V.	30,937	1,283,232

Van De Velde N.V.	23,234	1,001,917

		2,285,149

France–5.39%
Maisons France Confort	35,000	885,220

Plastic Omnium S.A.	82,800	2,070,742

Sopra Group S.A.	13,860	705,443

Tessi S.A.	18,770	1,692,416

Trigano S.A.	52,800	619,500

		5,973,321

Germany–9.36%
Amadeus Fire AG	32,300	1,445,560

CTS Eventim AG	34,400	1,035,668

Francotyp-Postalia Holding AG(a)	187,891	553,624

MorphoSys AG(a)	66,454	1,481,066

Nexus AG	75,000	741,688

SMT Scharf AG	49,902	1,303,140

Takkt AG	129,903	1,614,827

Wirecard AG	114,043	2,208,060

		10,383,633

Greece–2.41%
Jumbo S.A.(a)	293,214	1,140,700

Karelia Tobacco Co. Inc. S.A.	4,500	529,235

Metka S.A.	115,600	1,004,824

		2,674,759

Ireland–15.27%
Abbey PLC	180,200	1,355,891

CPL Resources PLC	582,792	2,100,446

DCC PLC	154,020	3,562,411

Fyffes PLC	1,970,000	1,046,330

IFG Group PLC	923,500	1,599,966

Origin Enterprises PLC	535,998	2,440,163

Paddy Power PLC	25,601	1,668,933

Total Produce PLC	3,158,000	1,597,443

United Drug PLC	596,974	1,562,712

		16,934,295

Israel–1.60%
VIZRT Ltd.	488,105	1,769,595

Italy–1.37%
Danieli S.p.A.–Officine Meccaniche Danieli & C.	132,567	1,517,042

Netherlands–2.43%
Mediq N.V.	150,360	1,848,312

Sligro Food Group N.V.	32,385	841,445

		2,689,757

Norway–7.56%
Bonheur ASA	75,423	1,404,482

Ganger Rolf ASA	63,527	1,177,635

Prosafe S.E.	402,202	2,919,911

Telio Holding ASA	155,000	702,429

TGS Nopec Geophysical Co. ASA	81,052	2,181,229

		8,385,686

Spain–3.24%
Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	885,054

Miquel y Costas & Miquel, S.A.	73,333	1,913,718

Prosegur, Compania de Seguridad S.A.	15,501	793,971

		3,592,743

Sweden–0.66%
Fenix Outdoor AB	33,500	735,402

Switzerland–3.19%
Aryzta AG(a)	71,194	3,535,965

Turkey–5.82%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(a)	1,943,292	4,177,111

Yazicilar Holding A.S.–Class A	341,421	2,280,155

		6,457,266

United Kingdom–27.68%
Amlin PLC	255,057	1,415,713

Catlin Group Ltd.	135,000	900,605

Chemring Group PLC	323,585	1,390,567

Clarkson PLC	117,233	2,377,602

CPP Group PLC	570,908	394,521

Diploma PLC	308,327	2,151,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

Filtrona PLC	153,041	$1,146,857

Halma PLC	338,397	2,223,087

Hill & Smith Holdings PLC	214,043	1,074,357

Homeserve PLC	314,007	768,066

IG Group Holdings PLC	293,351	2,208,582

Informa PLC	309,868	1,852,796

Kier Group PLC	114,141	2,251,908

Mears Group PLC	647,962	2,679,002

Micro Focus International PLC	216,803	1,806,355

Morgan Sindall Group PLC	110,526	1,029,914

Tribal Group PLC	1,145,117	1,569,197

Tullett Prebon PLC	259,200	1,159,066

Ultra Electronics Holdings PLC	92,522	2,303,224

		30,702,609

Total Common Stocks (Cost $92,220,036)		99,614,185

Money Market Funds–9.69%
Liquid Assets Portfolio–Institutional Class(b)	5,374,470	5,374,470

Premier Portfolio–Institutional Class(b)	5,374,469	5,374,469

Total Money Market Funds (Cost $10,748,939)		10,748,939

TOTAL INVESTMENTS–99.51% (Cost $102,968,975)		110,363,124

OTHER ASSETS LESS LIABILITIES–0.49%		544,789

NET ASSETS–100.00%		$110,907,913

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Industrials	28.1%

Consumer Discretionary	14.7

Information Technology	11.3

Consumer Staples	9.0

Materials	7.5

Energy	6.9

Financials	6.6

Health Care	5.1

Telecommunication Services	0.6

Money Market Funds Plus Other Assets Less Liabilities	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $92,220,036)	$99,614,185

Investments in affiliated money market funds, at value and cost	10,748,939

Total investments, at value (Cost $102,968,975)	110,363,124

Foreign currencies, at value (Cost $66,747)	67,644

Receivable for:
Fund shares sold	965,553

Dividends	374,281

Investment for trustee deferred compensation and retirement plans	32,372

Other assets	15,550

Total assets	111,818,524

Liabilities:
Payable for:
Investments purchased	115,182

Fund shares reacquired	559,702

Accrued fees to affiliates	86,330

Accrued other operating expenses	82,777

Trustee deferred compensation and retirement plans	66,620

Total liabilities	910,611

Net assets applicable to shares outstanding	$110,907,913

Net assets consist of:
Shares of beneficial interest	$97,695,560

Undistributed net investment income	(475,959)

Undistributed net realized gain	6,298,797

Unrealized appreciation	7,389,515

$110,907,913

Net Assets:
Class A	$75,440,438

Class B	$7,261,041

Class C	$12,596,694

Class Y	$15,609,740

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,384,143

Class B	748,652

Class C	1,297,190

Class Y	1,522,931

Class A:
Net asset value per share	$10.22

Maximum offering price per share (Net asset value of $10.22 divided by 94.50%)	$10.81

Class B:
Net asset value and offering price per share	$9.70

Class C:
Net asset value and offering price per share	$9.71

Class Y:
Net asset value and offering price per share	$10.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $251,679)	$2,409,378

Dividends from affiliated money market funds	5,998

Total investment income	2,415,376

Expenses:
Advisory fees	532,558

Administrative services fees	24,863

Custodian fees	38,072

Distribution fees:
Class A	95,973

Class B	41,664

Class C	66,367

Transfer agent fees	149,931

Trustees’ and officers’ fees and benefits	12,845

Other	95,354

Total expenses	1,057,627

Less: Fees waived and expense offset arrangement(s)	(6,255)

Net expenses	1,051,372

Net investment income	1,364,004

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	3,860,015

Foreign currencies	(101,353)

3,758,662

Change in net unrealized appreciation of:
Investment securities	4,864,419

Foreign currencies	686

4,865,105

Net realized and unrealized gain	8,623,767

Net increase in net assets resulting from operations	$9,987,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,364,004	$2,050,848

Net realized gain	3,758,662	6,672,770

Change in net unrealized appreciation (depreciation)	4,865,105	(25,078,057)

Net increase (decrease) in net assets resulting from operations	9,987,771	(16,354,439)

Distributions to shareholders from net investment income:
Class A	—	(3,428,481)

Class B	—	(220,923)

Class C	—	(345,070)

Class Y	—	(755,359)

Total distributions from net investment income	—	(4,749,833)

Distributions to shareholders from net realized gains:
Class A	—	(2,395,097)

Class B	—	(293,814)

Class C	—	(458,929)

Class Y	—	(492,744)

Total distributions from net realized gains	—	(3,640,584)

Share transactions–net:
Class A	(3,141,639)	(11,770,053)

Class B	(1,703,620)	(3,680,622)

Class C	(1,335,671)	(3,044,912)

Class Y	473,914	694,009

Net increase (decrease) in net assets resulting from share transactions	(5,707,016)	(17,801,578)

Net increase (decrease) in net assets	4,280,755	(42,546,434)

Net assets:
Beginning of period	106,627,158	149,173,592

End of period (includes undistributed net investment income of $(475,959) and $(1,839,963), respectively)	$110,907,913	$106,627,158

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert

8        Invesco European Small Company Fund

to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco European Small Company Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco European Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $5,838.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $10,602 in front-end sales commissions from the sale of Class A shares and $6, $4,418 and $841 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11        Invesco European Small Company Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $44,638,151 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Austria	$—	$1,976,963	$—	$1,976,963

Belgium	2,285,149	—	—	2,285,149

France	3,197,136	2,776,185	—	5,973,321

Germany	5,658,839	4,724,794	—	10,383,633

Greece	529,235	2,145,524	—	2,674,759

Ireland	16,934,295	—	—	16,934,295

Israel	1,769,595	—	—	1,769,595

Italy	—	1,517,042	—	1,517,042

Netherlands	—	2,689,757	—	2,689,757

Norway	702,429	7,683,257	—	8,385,686

Spain	885,054	2,707,689	—	3,592,743

Sweden	735,402	—	—	735,402

Switzerland	—	3,535,965	—	3,535,965

Turkey	—	6,457,266	—	6,457,266

United Kingdom	13,813,206	16,889,403	—	30,702,609

United States	10,748,939	—	—	10,748,939

Total Investments	$57,259,279	$53,103,845	$—	$110,363,124

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $417.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

12        Invesco European Small Company Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $5,534,718 and $16,991,704, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,089,031

Aggregate unrealized (depreciation) of investment securities	(10,487,139)

Net unrealized appreciation of investment securities	$5,601,892

Cost of investments for tax purposes is $104,761,232.

13        Invesco European Small Company Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	748,057	$7,782,677	1,433,697	$16,631,207

Class B	12,086	122,046	35,800	396,711

Class C	86,585	860,942	216,710	2,433,723

Class Y	112,396	1,186,703	280,074	3,313,965

Issued as reinvestment of dividends:
Class A	—	—	596,914	5,724,405

Class B	—	—	54,947	502,214

Class C	—	—	85,302	780,512

Class Y	—	—	127,676	1,225,687

Automatic conversion of Class B shares to Class A shares:
Class A	91,295	948,986	101,806	1,166,642

Class B	(96,027)	(948,986)	(108,294)	(1,166,642)

Reacquired:(b)
Class A	(1,153,694)	(11,873,302)	(3,130,987)	(35,292,307)

Class B	(88,759)	(876,680)	(316,700)	(3,412,905)

Class C	(223,404)	(2,196,613)	(599,088)	(6,259,147)

Class Y	(70,026)	(712,789)	(365,876)	(3,845,643)

Net increase (decrease) in share activity	(581,491)	$(5,707,016)	(1,588,019)	$(17,801,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $3,685 allocated among the classes based on relative net assets of each class for the year ended December 31, 2011.

14        Invesco European Small Company Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/12	$9.33	$0.13	$0.76	$0.89	$—	$—	$—	$10.22	9.54%	$75,440	1.74	%(e)	1.75	%(e)	2.50	%(e)	5%
Year ended 12/31/11	11.51	0.18	(1.57)	(1.39)	(0.46)	(0.33)	(0.79)	9.33	(12.24)	71,829	1.66		1.67		1.59		20
Year ended 12/31/10	9.88	0.15	1.68	1.83	(0.20)	—	(0.20)	11.51	18.55	100,142	1.70		1.71		1.42		21
Year ended 12/31/09	6.52	0.14	3.43	3.57	(0.21)	—	(0.21)	9.88	55.07	109,963	1.80		1.81		1.68		43
Year ended 12/31/08	22.87	0.35	(12.60)	(12.25)	(0.47)	(3.63)	(4.10)	6.52	(52.80)	72,544	1.63		1.64		1.92		18
Year ended 12/31/07	27.72	0.30	1.88	2.18	(0.43)	(6.60)	(7.03)	22.87	7.88	281,248	1.43		1.45		0.97		20

Class B
Six months ended 06/30/12	8.89	0.09	0.72	0.81	—	—	—	9.70	9.11	7,261	2.49	(e)	2.50	(e)	1.75	(e)	5
Year ended 12/31/11	10.85	0.09	(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.89	(12.94)	8,191	2.41		2.42		0.84		20
Year ended 12/31/10	9.35	0.07	1.59	1.66	(0.16)	—	(0.16)	10.85	17.76	13,621	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	3.23	3.30	(0.13)	—	(0.13)	9.35	53.73	16,178	2.55		2.56		0.93		43
Year ended 12/31/08	21.87	0.20	(11.98)	(11.78)	(0.28)	(3.63)	(3.91)	6.18	(53.09)	12,541	2.38		2.39		1.17		18
Year ended 12/31/07	26.73	0.06	1.83	1.89	(0.15)	(6.60)	(6.75)	21.87	7.06	50,639	2.18		2.20		0.22		20

Class C
Six months ended 06/30/12	8.90	0.09	0.72	0.81	—	—	—	9.71	9.10	12,597	2.49	(e)	2.50	(e)	1.75	(e)	5
Year ended 12/31/11	10.86	0.09	(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.90	(12.93)	12,765	2.41		2.42		0.84		20
Year ended 12/31/10	9.36	0.07	1.59	1.66	(0.16)	—	(0.16)	10.86	17.74	18,801	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	3.24	3.31	(0.13)	—	(0.13)	9.36	53.89	20,556	2.55		2.56		0.93		43
Year ended 12/31/08	21.88	0.20	(11.99)	(11.79)	(0.28)	(3.63)	(3.91)	6.18	(53.15)	15,453	2.38		2.39		1.17		18
Year ended 12/31/07	26.73	0.06	1.84	1.90	(0.15)	(6.60)	(6.75)	21.88	7.10	58,252	2.18		2.20		0.22		20

Class Y
Six months ended 06/30/12	9.35	0.14	0.76	0.90	—	—	—	10.25	9.63	15,610	1.49	(e)	1.50	(e)	2.75	(e)	5
Year ended 12/31/11	11.54	0.21	(1.57)	(1.36)	(0.50)	(0.33)	(0.83)	9.35	(12.01)	13,842	1.41		1.42		1.84		20
Year ended 12/31/10	9.90	0.17	1.69	1.86	(0.22)	—	(0.22)	11.54	18.89	16,609	1.45		1.46		1.67		21
Year ended 12/31/09	6.53	0.16	3.44	3.60	(0.23)	—	(0.23)	9.90	55.19	12,514	1.55		1.56		1.93		43
Year ended 12/31/08(f)	14.54	0.04	(3.95)	(3.91)	(0.47)	(3.63)	(4.10)	6.53	(25.69)	6,441	1.67	(g)	1.67	(g)	1.90	(g)	18

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended prior to January 1, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $77,200, $8,379, $13,346 and $15,617 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,095.40	$9.07	$1,016.21	$8.72	1.74%

B	1,000.00	1,091.10	12.95	1,012.48	12.46	2.49

C	1,000.00	1,091.00	12.95	1,012.48	12.46	2.49

Y	1,000.00	1,096.30	7.77	1,017.45	7.47	1.49

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16        Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco European Small Company Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper European Funds Index. The Board noted that performance of

17        Invesco European Small Company Fund

Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers advises or sub-advises two off-shore funds with investment strategies comparable to the Fund, both of which had effective rates above the Fund’s rate.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18        Invesco European Small Company Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ESC-SAR-1	Invesco Distributors, Inc.

Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ▪ B: AWSBX ▪ C: AWSCX ▪ R: AWSRX ▪ Y: AWSYX ▪ Institutional: AWSIX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.87%

Class B Shares	0.73

Class C Shares	0.54

Class R Shares	0.78

Class Y Shares	1.04

Institutional Class Shares	1.12

MSCI World Index▼ (Broad Market/Style-Specific Index)	5.91

Lipper Global Large-Cap Core Funds Index▼ (Peer Group Index)	6.40

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.27%, 1.54%, 2.02%, 1.52%, 1.02% and 0.98%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.12% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (12/29/00)	2.92%

10 Years	3.82

5 Years	-6.96

1 Year	-18.00

Class B Shares

Inception (12/29/00)	2.93%

10 Years	3.83

5 Years	-6.85

1 Year	-17.77

Class C Shares

Inception (12/29/00)	2.70%

10 Years	3.68

5 Years	-6.59

1 Year	-14.70

Class R Shares

10 Years	4.15%

5 Years	-6.13

1 Year	-13.38

Class Y Shares

10 Years	4.50%

5 Years	-5.74

1 Year	-12.96

Institutional Class Shares

10 Years	4.80%

5 Years	-5.36

1 Year	-12.84

the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses in the past for Class A, Class C, Class R, Class Y and Institutional Class shares, performance would have been lower.
     Had the adviser not waived fees and/or reimbursed expenses for Class B shares, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2013. See current prospectus for more information.

2	Invesco Global Core Equity Fund

Letters to Shareholders

     Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We're fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence — and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions — and issues specific to individual holdings that could affect their value — they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.76%
Australia–4.88%
Australia & New Zealand Banking Group Ltd.	550,461	$12,499,731

BHP Billiton Ltd.	595,414	19,414,135

Macquarie Group Ltd.	578,453	15,579,048

Telstra Corp. Ltd.	4,185,498	15,865,037

		63,357,951

Brazil–0.78%
Banco do Brasil S.A.	118,400	1,146,054

Banco Santander Brasil S.A.(a)	166,500	1,274,395

Companhia Paranaense de Energia-Copel-Preference Shares	85,600	1,851,386

PDG Realty S.A. Empreendimentos e Participacoes	542,900	953,736

Petroleo Brasileiro S.A.–ADR	149,065	2,797,950

Vale S.A.–ADR	105,340	2,090,999

		10,114,520

Canada–2.11%
Nexen Inc.	735,973	12,462,601

Toronto-Dominion Bank (The)	191,088	14,955,203

		27,417,804

China–1.26%
China Agri-Industries Holdings Ltd.	1,501,000	826,072

China Communications Construction Co. Ltd.–Class H	2,103,000	1,863,049

China Construction Bank Corp.–Class H	3,500,196	2,413,278

China Minsheng Banking Corp., Ltd.–Class H	3,147,500	2,814,494

China Mobile Ltd.	394,000	4,330,233

CNOOC Ltd.	1,410,575	2,845,520

KWG Property Holding Ltd.	1,903,500	1,208,409

		16,301,055

France–4.57%
BNP Paribas S.A.	377,596	14,566,276

Bouygues S.A.	568,325	15,304,399

Sanofi	213,904	16,209,040

Total S.A.	291,848	13,161,490

		59,241,205

Germany–2.97%
Deutsche Lufthansa AG	1,101,379	12,739,648

Porsche Automobil Holdings SE-Preference Shares	337,150	16,776,645

Salzgitter AG(b)	219,509	9,017,190

		38,533,483

Hong Kong–0.88%
Cheung Kong (Holdings) Ltd.	926,000	11,430,698

India–0.53%
Canara Bank Ltd.	261,957	1,954,669

Grasim Industries Ltd.	32,458	1,540,658

Oil and Natural Gas Corp. Ltd.	343,483	1,768,628

Tata Motors Ltd.	365,384	1,600,707

		6,864,662

Indonesia–0.11%
Telekomunikasi Indonesia Tbk PT	1,646,500	1,427,129

Ireland–0.16%
Dragon Oil PLC	236,916	2,009,150

Irish Bank Resolution Corp. Ltd.	102,453	0

		2,009,150

Italy–1.07%
Eni S.p.A.	652,785	13,921,420

Japan–13.68%
Asahi Group Holdings, Ltd.	1,437,600	30,874,234

DeNA Co. Ltd.	867,500	23,026,338

Mitsubishi Corp.	722,231	14,583,530

Mitsubishi UFJ Financial Group, Inc.	3,587,931	17,170,016

Nippon Telegraph & Telephone Corp.	428,900	19,926,374

Nippon Yusen Kabushiki Kaisha	4,247,000	11,278,397

Nissan Motor Co., Ltd.	2,507,204	23,743,489

Seven & I Holdings Co., Ltd.	469,000	14,130,701

Sumitomo Chemical Co., Ltd.	3,168,700	9,744,182

Yamada Denki Co., Ltd.	255,700	13,050,187

		177,527,448

Mexico–0.22%
America Movil S.A.B. de C.V.–Series L	2,150,200	2,808,614

Norway–2.48%
Statoil A.S.A.	534,480	12,760,659

Yara International A.S.A.	443,819	19,406,174

		32,166,833

Poland–0.17%
KGHM Polska Miedz S.A.	49,508	2,161,262

Russia–0.50%
Gazprom OAO–ADR	169,658	1,606,002

JSFC Sistema–REGS–GDR(c)	96,189	1,800,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Core Equity Fund

	Shares	Value

Russia–(continued)

Magnitogorsk Iron & Steel Works–REGS–GDR(c)(d)	244,398	$908,549

Rosneft Oil Co.–REGS–GDR(c)	337,123	2,115,702

		6,430,424

South Africa–0.77%
Sasol Ltd.	55,209	2,324,916

Standard Bank Group Ltd.	196,969	2,674,856

Steinhoff International Holdings Ltd.(d)	951,788	2,882,680

Tiger Brands Ltd.	71,716	2,156,408

		10,038,860

South Korea–1.54%
Dongbu Insurance Co., Ltd.	51,137	1,887,356

Hyundai Mipo Dockyard Co., Ltd.	16,367	1,711,514

Hyundai Mobis	13,602	3,292,564

KT&G Corp.	35,353	2,506,254

POSCO	8,344	2,664,212

Samsung Electronics Co., Ltd.	4,151	4,400,793

Shinhan Financial Group Co., Ltd.	57,200	1,990,746

SK Telecom Co., Ltd.–ADR	129,330	1,564,893

		20,018,332

Spain–2.45%
Banco Santander S.A.	1,528,508	10,201,325

Iberdrola S.A.	2,088,837	9,883,393

Telefonica S.A.	885,661	11,676,249

		31,760,967

Switzerland–3.16%
Holcim Ltd.(d)	219,149	12,134,233

Swisscom AG	37,788	15,181,980

Zurich Insurance Group AG(d)	60,849	13,720,780

		41,036,993

Taiwan–0.54%
AU Optronics Corp.–ADR(b)	244,089	981,238

HTC Corp.	89,322	1,174,940

Powertech Technology Inc.	1,055,320	2,063,761

Unimicron Technology Corp.	1,331,000	1,523,417

Wistron Corp.	1,038,000	1,278,318

		7,021,674

Thailand–0.38%
Bangkok Bank Public Co. Ltd.–NVDR	536,800	3,269,404

PTT PCL	166,000	1,707,720

		4,977,124

Turkey–0.10%
Asya Katilim Bankasi A.S.(d)	1,296,542	1,303,059

United Kingdom–10.12%
Barclays PLC	4,153,064	10,630,641

Eurasian Natural Resources Corp.	238,203	1,554,465

GlaxoSmithKline PLC	597,369	13,545,407

Imperial Tobacco Group PLC	913,999	35,166,863

National Grid PLC	1,313,721	13,897,862

Rio Tinto PLC	502,516	23,999,039

Royal Dutch Shell PLC–Class B	932,563	32,545,585

		131,339,862

United States–41.33%
3M Co.	181,997	16,306,931

ACE Ltd.	466,734	34,598,991

Apache Corp.	126,732	11,138,475

Archer-Daniels-Midland Co.	832,928	24,588,035

Bank of America Corp.	1,496,884	12,244,511

Bank of New York Mellon Corp. (The)	519,314	11,398,942

Best Buy Co., Inc.	545,023	11,423,682

Chevron Corp.	313,794	33,105,267

Cisco Systems, Inc.	1,401,614	24,065,712

Coach, Inc.	348,304	20,368,818

ConocoPhillips	346,241	19,347,947

Corning Inc.	1,809,347	23,394,857

Energen Corp.	302,046	13,631,336

Energizer Holdings, Inc.	178,496	13,431,824

GameStop Corp.–Class A(b)	643,210	11,809,336

General Dynamics Corp.	369,681	24,384,159

Gilead Sciences, Inc.(d)	349,784	17,936,923

Johnson & Johnson	372,477	25,164,546

JPMorgan Chase & Co.	458,459	16,380,740

Merck & Co., Inc.	647,237	27,022,145

Microsoft Corp.	514,388	15,735,129

Oracle Corp.	794,503	23,596,739

Phillips 66	189,749	6,307,257

PNC Financial Services Group, Inc.	233,055	14,241,991

Stryker Corp.	245,287	13,515,314

Valero Energy Corp.	667,840	16,128,336

WellPoint, Inc.	401,092	25,585,659

Western Digital Corp.(d)	967,659	29,494,246

		536,347,848

Total Common Stocks & Other Equity Interests (Cost $1,263,559,573)		1,255,558,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Core Equity Fund

	Shares	Value

Money Market Funds–2.99%
Liquid Assets Portfolio–Institutional Class(e)	19,395,229	$19,395,229

Premier Portfolio–Institutional Class(e)	19,395,230	19,395,230

Total Money Market Funds (Cost $38,790,459)		38,790,459

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.75% (Cost $1,302,350,032)		1,294,348,836

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.82%
Liquid Assets Portfolio–Institutional Class (Cost $23,562,865)(e)(f)	23,562,865	23,562,865

TOTAL INVESTMENTS–101.57% (Cost $1,325,912,897)		1,317,911,701

OTHER ASSETS LESS LIABILITIES–(1.57)%		(20,346,169)

NET ASSETS–100.00%		$1,297,565,532

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	All or a portion of this security was out on loan at June 30, 2012.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $4,824,422, which represented less than 1% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	17.8%

Energy	14.5

Information Technology	11.6

Health Care	10.7

Consumer Staples	9.6

Consumer Discretionary	8.2

Materials	8.1

Industrials	7.6

Telecommunication Services	5.7

Utilities	3.0

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,263,559,573)*	$1,255,558,377

Investments in affiliated money market funds, at value and cost	62,353,324

Total investments, at value (Cost $1,325,912,897)	1,317,911,701

Foreign currencies, at value (Cost $2,203,107)	2,177,118

Receivable for:
Investments sold	48,804

Fund shares sold	593,029

Dividends	5,501,996

Fund expenses absorbed	69,047

Investment for trustee deferred compensation and retirement plans	62,705

Other assets	50,711

Total assets	1,326,415,111

Liabilities:
Payable for:
Fund shares reacquired	3,425,831

Collateral upon return of securities loaned	23,562,865

Accrued fees to affiliates	1,243,234

Accrued other operating expenses	390,320

Trustee deferred compensation and retirement plans	227,329

Total liabilities	28,849,579

Net assets applicable to shares outstanding	$1,297,565,532

Net assets consist of:
Shares of beneficial interest	$1,512,462,453

Undistributed net investment income	14,752,217

Undistributed net realized gain (loss)	(221,602,140)

Unrealized appreciation (depreciation)	(8,046,998)

$1,297,565,532

Net Assets:
Class A	$1,055,136,050

Class B	$75,470,796

Class C	$146,579,539

Class R	$710,964

Class Y	$19,358,673

Institutional Class	$309,510

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	91,011,097

Class B	6,791,096

Class C	13,209,549

Class R	61,441

Class Y	1,667,665

Institutional Class	26,375

Class A:
Net asset value per share	$11.59

Maximum offering price per share (Net asset value of $11.59 divided by 94.50%)	$12.26

Class B:
Net asset value and offering price per share	$11.11

Class C:
Net asset value and offering price per share	$11.10

Class R:
Net asset value and offering price per share	$11.57

Class Y:
Net asset value and offering price per share	$11.61

Institutional Class:
Net asset value and offering price per share	$11.74

*	At June 30, 2012, securities with an aggregate value of $23,600,542 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,616,706)	$24,165,094

Dividends from affiliated money market funds (includes securities lending income of $598,279)	616,958

Total investment income	24,782,052

Expenses:
Advisory fees	5,539,259

Administrative services fees	191,620

Custodian fees	147,877

Distribution fees:
Class A	1,448,587

Class B	501,275

Class C	834,088

Class R	1,776

Transfer agent fees — A, B, C, R and Y	1,650,905

Transfer agent fees — Institutional	152

Trustees’ and officers’ fees and benefits	44,043

Other	201,008

Total expenses	10,560,590

Less: Fees waived and expense offset arrangement(s)	(787,544)

Net expenses	9,773,046

Net investment income	15,009,006

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of tax on the sale of foreign investments of $23,568)	(6,130,630)

Foreign currencies	(87,370)

(6,218,000)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(89,355))	13,342,679

Foreign currencies	(33,540)

13,309,139

Net realized and unrealized gain	7,091,139

Net increase in net assets resulting from operations	$22,100,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$15,009,006	$14,860,869

Net realized gain (loss)	(6,218,000)	(12,593,053)

Change in net unrealized appreciation (depreciation)	13,309,139	(304,158,188)

Net increase (decrease) in net assets resulting from operations	22,100,145	(301,890,372)

Distributions to shareholders from net investment income:
Class A	—	(12,870,731)

Class B	—	(1,072,684)

Class C	—	(1,002,451)

Class R	—	(6,014)

Class Y	—	(322,155)

Institutional Class	—	(3,224)

Total distributions from net investment income	—	(15,277,259)

Share transactions–net:
Class A	(157,129,321)	1,382,892,765

Class B	(41,780,868)	132,120,004

Class C	(33,044,619)	205,938,884

Class R	46,088	785,856

Class Y	(5,837,291)	31,363,437

Institutional Class	18,798	259,501

Net increase (decrease) in net assets resulting from share transactions	(237,727,213)	1,753,360,447

Net increase (decrease) in net assets	(215,627,068)	1,436,192,816

Net assets:
Beginning of period	1,513,192,600	76,999,784

End of period (includes undistributed net investment income of $14,752,217 and $(256,789), respectively)	$1,297,565,532	$1,513,192,600

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on

9        Invesco Global Core Equity Fund

or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

10        Invesco Global Core Equity Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the

11        Invesco Global Core Equity Fund

U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B (after 12b-1 waivers), Class C, Class R, Class Y and Institutional Class shares to 1.25%, 1.52% (after 12b-1 waivers), 2.00%, 1.50%, 1.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $20,192 and reimbursed class level expenses of $419,229, $36,268, $60,347, $257 and $8,356 for Class A, Class B, Class C, Class R and Class Y shares in proportion to the relative net assets of such classes.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IDI has contractually agreed to limit Rule 12b-1plan fees on Class B shares to 0.52% of average

12        Invesco Global Core Equity Fund

daily net assets through at least June 30, 2013. 12b-1 fees before fee waivers incurred under the Plan are detailed in the Statement of Operations of Distribution fees. For the six months ended June 30, 2012, 12b-1 fees incurred for Class B shares were $260,663 after fee waivers of $240,612.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $26,245 in front-end sales commissions from the sale of Class A shares and $6,311, $58,980 and $5,055 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period) unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $313,905,559 and from Level 2 to Level 1 of $2,506,254, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$63,357,951	$—	$63,357,951

Brazil	10,114,520	—	—	10,114,520

Canada	27,417,804	—	—	27,417,804

China	—	16,301,055	—	16,301,055

France	—	59,241,205	—	59,241,205

Germany	—	38,533,483	—	38,533,483

Hong Kong	—	11,430,698	—	11,430,698

India	1,540,658	5,324,004	—	6,864,662

Indonesia	—	1,427,129	—	1,427,129

Ireland	2,009,150	—	0	2,009,150

Italy	—	13,921,420	—	13,921,420

Japan	—	177,527,448	—	177,527,448

Mexico	2,808,614	—	—	2,808,614

Norway	—	32,166,833	—	32,166,833

Poland	—	2,161,262	—	2,161,262

Russia	—	6,430,424	—	6,430,424

South Africa	—	10,038,860	—	10,038,860

South Korea	4,071,147	15,947,185	—	20,018,332

Spain	—	31,760,967	—	31,760,967

Switzerland	—	41,036,993	—	41,036,993

Taiwan	981,238	6,040,436	—	7,021,674

Thailand	—	4,977,124	—	4,977,124

Turkey	—	1,303,059	—	1,303,059

United Kingdom	13,897,862	117,442,000	—	131,339,862

United States	598,701,172	—	—	598,701,172

	$661,542,165	$656,369,536	$0	$1,317,911,701

13        Invesco Global Core Equity Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,283.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2012, the Fund paid legal fees of $162 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$156,101,515	$—	$156,101,515

December 31, 2017	32,365,124	—	32,365,124

	$188,466,639	$—	$188,466,639

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

14        Invesco Global Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $142,170,240 and $391,854,726, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$101,251,974

Aggregate unrealized (depreciation) of investment securities	(111,448,365)

Net unrealized appreciation (depreciation) of investment securities	$(10,196,391)

Cost of investments for tax purposes is $1,328,108,092.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,229,143	$14,801,446	2,544,323	$31,740,704

Class B	16,134	189,327	67,258	824,011

Class C	142,451	1,654,952	389,671	4,638,575

Class R(b)	4,361	52,736	7,087	85,564

Class Y	272,976	3,308,714	291,554	3,662,289

Institutional Class	4,142	51,977	22,697	258,766

Issued as reinvestment of dividends:
Class A	—	—	1,004,337	11,749,804

Class B	—	—	89,622	1,009,005

Class C	—	—	80,509	908,422

Class R(b)	—	—	515	6,014

Class Y	—	—	24,137	282,033

Institutional Class	—	—	252	2,980

Automatic conversion of Class B shares to Class A shares:
Class A	2,132,552	25,742,266	2,535,801	30,942,917

Class B	(2,223,548)	(25,742,266)	(2,642,806)	(30,942,917)

Issued in connection with acquisitions:(c)
Class A	—	—	125,068,865	1,689,820,674

Class B	—	—	15,457,247	200,483,723

Class C	—	—	22,438,897	291,205,521

Class R(b)	—	—	62,480	843,819

Class Y	—	—	4,738,188	64,064,727

Institutional Class	—	—	589	8,035

Reacquired:(d)
Class A	(16,439,170)	(197,673,033)	(31,313,935)	(381,361,334)

Class B	(1,396,419)	(16,227,929)	(3,329,529)	(39,253,818)

Class C	(3,002,507)	(34,699,571)	(7,713,514)	(90,813,634)

Class R(b)	(533)	(6,648)	(12,469)	(149,541)

Class Y	(756,456)	(9,146,005)	(2,955,251)	(36,645,612)

Institutional Class	(2,770)	(33,179)	(793)	(10,280)

Net increase (decrease) in share activity	(20,019,644)	$(237,727,213)	126,855,732	$1,753,360,447

15        Invesco Global Core Equity Fund

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of May 23, 2011.
(c)	As of the opening of business on May 23, 2011, the Fund acquired all of the net assets of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 167,766,266 shares of the Fund for 35,013,132 shares outstanding of Invesco Global Dividend Growth Securities Fund, 1,577,538 shares outstanding of Invesco Global Fund, 11,100,636 shares outstanding of Invesco Van Kampen Global Equity Allocation Fund and 85,382,546 shares outstanding of Invesco Van Kampen Global Franchise Fund as of the close of business on May 20, 2011. Each class of shares of the Target Funds, with the exception of Class B Shares of Invesco Global Dividend Growth Securities Fund and Invesco Van Kampen Global Equity Allocation Fund, were exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund on the close of business, May 20, 2011. Class B Shares of Invesco Global Dividend Growth Securities Fund and Invesco Van Kampen Global Equity Allocation Fund were exchanged for Class A Shares of the Fund. Invesco Global Dividend Growth Securities Fund’s net assets at that date of $359,012,195, including $56,889,566 of unrealized appreciation, Invesco Global Fund’s net assets at that date of $17,754,131, including $1,508,865 of unrealized appreciation, Invesco Van Kampen Global Equity Allocation Fund’s net assets at that date of $196,249,902, including $25,187,697 of unrealized appreciation, and Invesco Van Kampen Global Franchise Fund’s net assets at that date of $1,673,410,271, including $192,749,625 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $73,994,151 and $2,320,420,649 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$44,611,455

Net realized/unrealized gains (losses)	(82,848,605)

Change in net assets resulting from operations	$(38,237,151)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since May 23, 2011.

(d)	Net of redemption fees of $130 and $54,242 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively.

16        Invesco Global Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends						net assets		assets without		investment
	value,	Net	(both	Total from	from net	Distributions		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	from net	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	realized gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/12	$11.49	$0.13	$(0.03)	$0.10	$—	$—	$—	$11.59	0.87%	$1,055,136	1.25	%(e)	1.32	%(e)	2.17	%(e)	10%
Year ended 12/31/11	13.12	0.17	(1.63)	(1.46)	(0.17)	—	(0.17)	11.49	(11.21)	1,195,593	1.26		1.35		1.42		104
Year ended 12/31/10	12.36	0.10	0.74	0.84	(0.08)	—	(0.08)	13.12	6.85	55,730	1.78		1.78		0.84		35
Year ended 12/31/09	9.56	0.12	2.76	2.88	(0.08)	—	(0.08)	12.36	30.08	65,333	1.93		1.93		1.10		43
Year ended 12/31/08	15.75	0.12	(6.27)	(6.15)	(0.04)	—	(0.04)	9.56	(39.03)	60,767	1.58		1.59		0.96		146
Year ended 12/31/07	16.14	0.18	0.19	0.37	(0.22)	(0.54)	(0.76)	15.75	2.31	139,688	1.44		1.47		1.08		35

Class B
Six months ended 06/30/12	11.03	0.11	(0.03)	0.08	—	—	—	11.11	0.73	75,471	1.52	(e)	2.07	(e)	1.90	(e)	10
Year ended 12/31/11	12.63	0.13	(1.59)	(1.46)	(0.14)	—	(0.14)	11.03	(11.60)	114,607	1.55		2.10		1.13		104
Year ended 12/31/10	11.95	0.01	0.71	0.72	(0.04)	—	(0.04)	12.63	6.03	9,509	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.65	2.69	—	—	—	11.95	29.05	13,360	2.68		2.68		0.35		43
Year ended 12/31/08	15.37	0.03	(6.10)	(6.07)	(0.04)	—	(0.04)	9.26	(39.48)	15,675	2.33		2.34		0.21		146
Year ended 12/31/07	15.73	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.37	1.62	50,018	2.19		2.22		0.33		35

Class C
Six months ended 06/30/12	11.04	0.08	(0.02)	0.06	—	—	—	11.10	0.54	146,580	2.00	(e)	2.07	(e)	1.42	(e)	10
Year ended 12/31/11	12.63	0.08	(1.56)	(1.48)	(0.11)	—	(0.11)	11.04	(11.82)	177,330	2.01		2.10		0.67		104
Year ended 12/31/10	11.96	0.01	0.70	0.71	(0.04)	—	(0.04)	12.63	5.95	11,042	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.66	2.70	—	—	—	11.96	29.16	12,900	2.68		2.68		0.35		43
Year ended 12/31/08	15.38	0.03	(6.11)	(6.08)	(0.04)	—	(0.04)	9.26	(39.52)	12,604	2.33		2.34		0.21		146
Year ended 12/31/07	15.74	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.38	1.62	34,626	2.19		2.22		0.33		35

Class R
Six months ended 06/30/12	11.48	0.11	(0.02)	0.09	—	—	—	11.57	0.78	711	1.50	(e)	1.57	(e)	1.92	(e)	10
Year ended 12/31/11(f)	13.30	0.09	(1.80)	(1.71)	(0.11)	—	(0.11)	11.48	(12.89)	661	1.50	(g)	1.59	(g)	1.18	(g)	104

Class Y
Six months ended 06/30/12	11.49	0.14	(0.02)	0.12	—	—	—	11.61	1.04	19,359	1.00	(e)	1.07	(e)	2.42	(e)	10
Year ended 12/31/11	13.11	0.20	(1.63)	(1.43)	(0.19)	—	(0.19)	11.49	(10.99)	24,711	1.01		1.10		1.67		104
Year ended 12/31/10	12.36	0.13	0.74	0.87	(0.12)	—	(0.12)	13.11	7.05	689	1.53		1.53		1.09		35
Year ended 12/31/09	9.56	0.14	2.76	2.90	(0.10)	—	(0.10)	12.36	30.39	663	1.68		1.68		1.35		43
Year ended 12/31/08(f)	11.29	0.02	(1.71)	(1.69)	(0.04)	—	(0.04)	9.56	(14.95)	345	1.67	(g)	1.67	(g)	0.87	(g)	146

Institutional Class
Six months ended 06/30/12	11.61	0.15	(0.02)	0.13	—	—	—	11.74	1.12	310	0.94	(e)	0.94	(e)	2.48	(e)	10
Year ended 12/31/11	13.21	0.20	(1.61)	(1.41)	(0.19)	—	(0.19)	11.61	(10.76)	290	0.96		0.96		1.72		104
Year ended 12/31/10	12.45	0.17	0.75	0.92	(0.16)	—	(0.16)	13.21	7.45	30	1.23		1.23		1.38		35
Year ended 12/31/09	9.61	0.17	2.82	2.99	(0.15)	—	(0.15)	12.45	31.17	11	1.24		1.24		1.79		43
Year ended 12/31/08	15.77	0.22	(6.34)	(6.12)	(0.04)	—	(0.04)	9.61	(38.79)	118	0.97		0.98		1.57		146
Year ended 12/31/07	16.17	0.26	0.19	0.45	(0.31)	(0.54)	(0.85)	15.77	2.84	111,805	0.93		0.96		1.59		35

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,736,154,552 and sold of $1,280,761,748 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,165,237, $100,806, $167,734, $714, $23,227 and $307 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of May 23, 2011 and October 3, 2008 for Class R Shares and Class Y Shares, respectively.
(g)	Annualized.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

17        Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,008.70	$6.22	$1,018.67	$6.25	1.25%

B	1,000.00	1,007.30	7.56	1,017.33	7.60	1.52

C	1,000.00	1,005.40	9.95	1,014.94	9.99	2.00

R	1,000.00	1,007.80	7.46	1,017.43	7.50	1.50

Y	1,000.00	1,010.40	4.97	1,019.92	5.00	1.00

Institutional	1,000.00	1,011.20	4.69	1,020.20	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

A.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Large-Cap Core Funds Index. The Board noted that

19        Invesco Global Core Equity Fund

performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that performance has been affected by the high-quality, large-cap bias of the Fund, as well as stock selection, and Invesco Advisers is monitoring the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

B.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers does not serve as an adviser to other domestic mutual funds with investment strategies comparable to those of the Fund. An Affiliated Sub-Adviser advises two off-shore funds with comparable investment strategies, one of which has a higher effective fee rate and one of which had a lower effective fee rate.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

C.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

D.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

E.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20        Invesco Global Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GCE-SAR-1	Invesco Distributors, Inc.

Invesco International Small Company Fund
Semiannual Report to Shareholders ▪ June 30, 2012
Nasdaq:
A: IEGAX ▪ B: IEGBX ▪ C: IEGCX ▪ Y: IEGYX ▪ Institutional: IEGIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.00%

Class B Shares	-0.34

Class C Shares	-0.34

Class Y Shares	0.17

Institutional Class Shares	0.22

MSCI EAFE Indext▼ (Broad Market Index)	2.96

MSCI World Ex-US Small Cap Indext▼ (Style-Specific Index)	3.20

Lipper International Small/Mid-Cap Growth Funds Indext▼ (Peer Group Index)	7.68

Source(s): ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI World Ex-US Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the US.
     The Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (8/31/00)	10.01%

10 Years	14.37

5 Years	-3.03

1 Year	-13.09

Class B Shares

Inception (8/31/00)	10.01%

10 Years	14.36

5 Years	-2.94

1 Year	-13.23

Class C Shares

Inception (8/31/00)	9.75%

10 Years	14.20

5 Years	-2.65

1 Year	-9.59

Class Y Shares

10 Years	15.13%

5 Years	-1.73

1 Year	-7.74

Institutional Class Shares

10 Years	15.36%

5 Years	-1.47

1 Year	-7.64

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.50%, 2.25%, 2.25%, 1.25% and 1.12%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The
CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco International Small Company Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
    We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
    If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco International Small Company Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–90.83%
Austria–0.90%
Andritz AG	82,284	$4,233,144

Belgium–0.81%
S.A. D’Ieteren N.V.	92,187	3,823,814

Brazil–4.08%
Diagnosticos da America S.A.	1,111,400	7,262,209

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.(a)	358,490	5,291,536

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	452,980	6,686,268

		19,240,013

Canada–21.49%
Aastra Technologies Ltd.	166,100	2,918,701

Bird Construction, Inc.	190,000	2,657,499

Calian Technologies Ltd.	142,000	2,878,774

Calvalley Petroleum Inc.–Class A(b)	2,289,124	3,012,893

Canyon Services Group, Inc.	403,000	3,938,562

Cequence Energy Ltd.(b)	2,260,000	2,131,028

Descartes Systems Group Inc. (The)(b)	500,000	4,257,931

Dorel Industries Inc.–Class B	134,355	3,563,093

Epsilon Energy Ltd.(b)	1,204,800	2,331,260

Glentel, Inc.	529,800	6,504,764

Granite Real Estate Inc.	237,000	8,036,670

Hammond Power Solutions Inc.	249,800	2,210,685

Horizon North Logistics Inc.	786,000	4,485,473

Le Chateau Inc.–Class A	291,000	342,992

Northern Dynasty Minerals Ltd.(b)	477,577	1,116,426

Onex Corp.	181,599	7,050,986

Painted Pony Petroleum Ltd.–Class A(b)	305,692	2,206,892

Paramount Resources Ltd.–Class A(b)	308,455	7,416,735

Sandstorm Metals & Energy Ltd.(b)	13,684,500	3,629,128

Total Energy Services Inc.	1,014,790	14,343,216

TransGlobe Energy Corp.(b)	561,980	5,001,020

Trilogy Energy Corp.	290,500	6,711,089

Wi-LAN Inc.	910,700	4,481,492

		101,227,309

China–2.03%
Fook Woo Group Holdings Ltd.(b)	21,094,000	931,257

Franshion Properties China Ltd.	14,500,000	4,403,791

Vinda International Holdings Ltd.	2,836,000	4,235,726

		9,570,774

Germany–3.38%
CTS Eventim AG	92,000	2,769,810

MorphoSys AG(b)	161,823	3,606,563

Wirecard AG	493,163	9,548,446

		15,924,819

Greece–0.64%
Jumbo S.A.(b)	771,940	3,003,103

Hong Kong–3.25%
First Pacific Co. Ltd.	13,492,000	14,021,805

Paliburg Holdings Ltd.	4,290,170	1,293,550

		15,315,355

Ireland–4.24%
DCC PLC	318,895	7,375,893

Paddy Power PLC	125,541	8,184,034

United Drug PLC	1,683,926	4,408,050

		19,967,977

Italy–1.19%
Ansaldo STS S.p.A.	169,230	1,201,856

Danieli S.p.A.–Officine Meccaniche Danieli & C.	385,733	4,414,171

		5,616,027

Japan–4.81%
EXEDY Corp.	342,000	7,428,879

Nippon Ceramic Co., Ltd.	617,100	9,929,403

THK Co., Ltd.	279,300	5,290,255

		22,648,537

Malaysia–6.87%
IGB Corp. Berhad	25,677,171	21,739,768

Parkson Holdings Berhad	7,324,129	10,640,964

		32,380,732

Netherlands–1.13%
Aalberts Industries N.V.	121,823	1,895,539

Mediq N.V.	278,100	3,418,567

		5,314,106

New Zealand–1.14%
Freightways Ltd.	1,770,681	5,394,011

Norway–4.59%
Bonheur A.S.A.	215,727	4,017,138

Prosafe S.E.	1,001,901	7,273,614

TGS Nopec Geophysical Co. A.S.A.	383,225	10,313,153

		21,603,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Small Company Fund

	Shares	Value

Philippines–8.16%
Energy Development Corp.(a)	5,506,250	$787,820

Energy Development Corp.	47,997,600	6,867,375

First Gen Corp.(b)	45,767,041	19,177,742

Manila Water Co.	19,909,500	11,632,435

		38,465,372

South Korea–1.30%
MegaStudy Co., Ltd.	30,623	2,099,965

S1 Corp.	79,706	4,008,207

		6,108,172

Switzerland–1.95%
Aryzta AG(b)	185,041	9,190,361

Thailand–2.74%
BEC World PCL	1,403,500	2,254,379

Major Cineplex Group PCL	11,817,400	6,552,944

Siam Commercial Bank PCL	875,500	4,116,469

		12,923,792

Turkey–2.04%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(b)	4,474,908	9,618,825

United Kingdom–14.09%
Amlin PLC	693,960	3,851,876

Chemring Group PLC	694,575	2,984,852

Clarkson PLC	142,000	2,879,901

CPP Group PLC	1,003,025	693,132

Filtrona PLC	399,782	2,995,882

Halma PLC	882,852	5,799,864

Homeserve PLC	883,342	2,160,669

IG Group Holdings PLC	901,373	6,786,261

Informa PLC	1,166,809	6,976,710

Kier Group PLC	391,670	7,727,328

Lancashire Holdings Ltd.	594,413	7,450,476

Micro Focus International PLC	738,808	6,155,586

Mitie Group PLC	529,692	2,161,131

Tullett Prebon PLC	737,000	3,295,647

Ultra Electronics Holdings PLC	178,278	4,438,017

		66,357,332

Total Common Stocks (Cost $340,890,024)		427,927,480

Money Market Funds–9.40%
Liquid Assets Portfolio–Institutional Class(c)	22,135,893	22,135,893

Premier Portfolio–Institutional Class(c)	22,135,893	22,135,893

Total Money Market Funds (Cost $44,271,786)		44,271,786

TOTAL INVESTMENTS–100.23% (Cost $385,161,810)		472,199,266

OTHER ASSETS LESS LIABILITIES–(0.23)%		(1,106,338)

NET ASSETS–100.00%		$471,092,928

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $6,079,356, which represented 1.29% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Industrials	16.6%

Energy	14.5

Financials	14.2

Consumer Discretionary	13.9

Information Technology	9.7

Utilities	8.2

Consumer Staples	5.8

Health Care	4.0

Materials	3.9

Money Market Funds Plus Other Assets Less Liabilities	9.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $340,890,024)	$427,927,480

Investments in affiliated money market funds, at value and cost	44,271,786

Total investments, at value (Cost $385,161,810)	472,199,266

Foreign currencies, at value (Cost $270,350)	273,969

Receivable for:
Investments sold	30,854

Fund shares sold	492,015

Dividends	666,299

Investment for trustee deferred compensation and retirement plans	35,742

Other assets	29,225

Total assets	473,727,370

Liabilities:
Payable for:
Investments purchased	242,609

Fund shares reacquired	653,099

Accrued fees to affiliates	262,093

Accrued foreign taxes	1,246,501

Accrued other operating expenses	125,822

Trustee deferred compensation and retirement plans	104,318

Total liabilities	2,634,442

Net assets applicable to shares outstanding	$471,092,928

Net assets consist of:
Shares of beneficial interest	$413,033,700

Undistributed net investment income	308,468

Undistributed net realized gain (loss)	(29,285,273)

Unrealized appreciation	87,036,033

$471,092,928

Net Assets:
Class A	$285,322,017

Class B	$12,625,651

Class C	$34,658,753

Class Y	$68,416,083

Institutional Class	$70,070,424

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	15,903,238

Class B	729,553

Class C	2,002,233

Class Y	3,801,747

Institutional Class	3,917,522

Class A:
Net asset value per share	$17.94

Maximum offering price per share (Net asset value of $17.94 divided by 94.50%)	$18.98

Class B:
Net asset value and offering price per share	$17.31

Class C:
Net asset value and offering price per share	$17.31

Class Y:
Net asset value and offering price per share	$18.00

Institutional Class:
Net asset value and offering price per share	$17.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $587,828)	$6,578,794

Dividends from affiliated money market funds	29,759

Total investment income	6,608,553

Expenses:
Advisory fees	2,294,415

Administrative services fees	77,096

Custodian fees	133,763

Distribution fees:
Class A	382,087

Class B	78,895

Class C	187,886

Transfer agent fees — A, B, C and Y	393,667

Transfer agent fees — Institutional	23,241

Trustees’ and officers’ fees and benefits	20,806

Other	127,341

Total expenses	3,719,197

Less: Fees waived and expense offset arrangement(s)	(30,626)

Net expenses	3,688,571

Net investment income	2,919,982

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (Net of tax on the sale of foreign investments of $375,088)	8,884,836

Foreign currencies	(176,595)

8,708,241

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(88,555))	(11,482,713)

Foreign currencies	(36,548)

(11,519,261)

Net realized and unrealized gain (loss)	(2,811,020)

Net increase in net assets resulting from operations	$108,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$2,919,982	$5,253,670

Net realized gain	8,708,241	21,271,836

Change in net unrealized appreciation (depreciation)	(11,519,261)	(42,862,730)

Net increase (decrease) in net assets resulting from operations	108,962	(16,337,224)

Distributions to shareholders from net investment income:
Class A	—	(4,186,703)

Class B	—	(86,616)

Class C	—	(191,556)

Class Y	—	(864,313)

Institutional Class	—	(1,178,017)

Total distributions from net investment income	—	(6,507,205)

Share transactions–net:
Class A	(26,793,860)	(55,842,765)

Class B	(4,814,020)	(7,033,912)

Class C	(3,652,570)	(9,393,599)

Class Y	16,321,372	22,894,089

Institutional Class	(1,027,218)	12,464,729

Net increase (decrease) in net assets resulting from share transactions	(19,966,296)	(36,911,458)

Net increase (decrease) in net assets	(19,857,334)	(59,755,887)

Net assets:
Beginning of period	490,950,262	550,706,149

End of period (includes undistributed net investment income of $308,468 and $(2,611,514), respectively)	$471,092,928	$490,950,262

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  As of the close of business on January 29, 2010, the Fund limited public sales of its shares to new investors.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

8        Invesco International Small Company Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

9        Invesco International Small Company Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco International Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $30,117.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $4,010 in front-end sales commissions from the sale of Class A shares and $0, $5,613 and $314 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11        Invesco International Small Company Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $130,696,555 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Austria	$—	$4,233,144	$—	$4,233,144

Belgium	3,823,814	—	—	3,823,814

Brazil	19,240,013	—	—	19,240,013

Canada	101,227,309	—	—	101,227,309

China	—	8,639,517	931,257	9,570,774

Germany	—	15,924,819	—	15,924,819

Greece	—	3,003,103	—	3,003,103

Hong Kong	—	15,315,355	—	15,315,355

Ireland	19,967,977	—	—	19,967,977

Italy	—	5,616,027	—	5,616,027

Japan	—	22,648,537	—	22,648,537

Malaysia	21,739,768	10,640,964	—	32,380,732

Netherlands	—	5,314,106	—	5,314,106

New Zealand	—	5,394,011	—	5,394,011

Norway	—	21,603,905	—	21,603,905

Philippines	26,832,937	11,632,435	—	38,465,372

South Korea	—	6,108,172	—	6,108,172

Switzerland	—	9,190,361	—	9,190,361

Thailand	—	12,923,792	—	12,923,792

Turkey	—	9,618,825	—	9,618,825

United Kingdom	9,553,767	56,803,565	—	66,357,332

United States	44,271,786	—	—	44,271,786

Total Investments	$246,657,371	$224,610,638	$931,257	$472,199,266

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $509.

12        Invesco International Small Company Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$36,978,287	$—	$36,978,287

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $35,562,199 and $53,862,702, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$127,603,801

Aggregate unrealized (depreciation) of investment securities	(44,380,645)

Net unrealized appreciation of investment securities	$83,223,156

Cost of investments for tax purposes is $388,976,110.

13        Invesco International Small Company Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,856,184	$34,791,547	4,552,994	$86,697,772

Class B	4,740	86,026	18,289	336,966

Class C	39,308	714,801	148,816	2,734,177

Class Y	1,726,095	32,684,378	2,059,955	37,610,281

Institutional Class	354,355	6,572,911	2,003,632	37,558,744

Issued as reinvestment of dividends:
Class A	—	—	222,596	3,991,071

Class B	—	—	4,681	82,064

Class C	—	—	10,345	180,649

Class Y	—	—	43,559	786,878

Institutional Class	—	—	66,026	1,177,907

Automatic conversion of Class B shares to Class A shares:
Class A	146,577	2,753,882	119,595	2,245,810

Class B	(151,724)	(2,753,882)	(124,072)	(2,245,810)

Reacquired:(b)
Class A	(3,462,777)	(64,339,289)	(7,956,428)	(148,777,418)

Class B	(119,515)	(2,146,164)	(286,010)	(5,207,132)

Class C	(242,809)	(4,367,371)	(681,357)	(12,308,425)

Class Y	(871,704)	(16,363,006)	(847,431)	(15,503,070)

Institutional Class	(413,590)	(7,600,129)	(1,381,853)	(26,271,922)

Net increase (decrease) in share activity	(1,134,860)	$(19,966,296)	(2,026,663)	$(36,911,458)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $2,473 and $27,270 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively.

14        Invesco International Small Company Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/12	$17.93	$0.11	$(0.10)	$0.01	$—	$—	$—	$17.94	0.05%	$285,322	1.49	%(e)	1.50	%(e)	1.17	%(e)	8%
Year ended 12/31/11	18.75	0.19	(0.77)	(0.58)	(0.24)	—	(0.24)	17.93	(3.08)	311,409	1.49		1.50		1.02		18
Year ended 12/31/10	15.05	0.16	3.69	3.85	(0.15)	—	(0.15)	18.75	25.60	382,960	1.57		1.58		1.01		20
Year ended 12/31/09	9.19	0.21	5.82	6.03	(0.17)	—	(0.17)	15.05	65.63	354,624	1.60		1.61		1.76		26
Year ended 12/31/08	22.45	0.24	(12.47)	(12.23)	(0.34)	(0.69)	(1.03)	9.19	(54.24)	189,189	1.57		1.58		1.38		19
Year ended 12/31/07	24.13	0.32	3.79	4.11	(0.38)	(5.41)	(5.79)	22.45	17.39	694,568	1.47		1.50		1.16		40

Class B
Six months ended 06/30/12	17.36	0.04	(0.09)	(0.05)	—	—	—	17.31	(0.29)	12,626	2.24	(e)	2.25	(e)	0.42	(e)	8
Year ended 12/31/11	18.14	0.05	(0.74)	(0.69)	(0.09)	—	(0.09)	17.36	(3.83)	17,296	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	25,086	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	26,946	2.35		2.36		1.01		26
Year ended 12/31/08	21.58	0.11	(11.94)	(11.83)	(0.15)	(0.69)	(0.84)	8.91	(54.61)	19,323	2.32		2.33		0.63		19
Year ended 12/31/07	23.37	0.11	3.67	3.78	(0.16)	(5.41)	(5.57)	21.58	16.54	77,598	2.22		2.25		0.41		40

Class C
Six months ended 06/30/12	17.37	0.04	(0.10)	(0.06)	—	—	—	17.31	(0.34)	34,659	2.24	(e)	2.25	(e)	0.42	(e)	8
Year ended 12/31/11	18.14	0.05	(0.73)	(0.68)	(0.09)	—	(0.09)	17.37	(3.77)	38,311	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	49,484	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	46,646	2.35		2.36		1.01		26
Year ended 12/31/08	21.57	0.11	(11.93)	(11.82)	(0.15)	(0.69)	(0.84)	8.91	(54.58)	28,391	2.32		2.33		0.63		19
Year ended 12/31/07	23.36	0.11	3.67	3.78	(0.16)	(5.41)	(5.57)	21.57	16.53	124,359	2.22		2.25		0.41		40

Class Y
Six months ended 06/30/12	17.97	0.13	(0.10)	0.03	—	—	—	18.00	0.17	68,416	1.24	(e)	1.25	(e)	1.42	(e)	8
Year ended 12/31/11	18.79	0.24	(0.77)	(0.53)	(0.29)	—	(0.29)	17.97	(2.79)	52,959	1.24		1.25		1.27		18
Year ended 12/31/10	15.08	0.20	3.70	3.90	(0.19)	—	(0.19)	18.79	25.89	31,780	1.32		1.33		1.26		20
Year ended 12/31/09	9.20	0.26	5.81	6.07	(0.19)	—	(0.19)	15.08	66.09	20,216	1.35		1.36		2.01		26
Year ended 12/31/08(f)	13.37	0.03	(3.17)	(3.14)	(0.34)	(0.69)	(1.03)	9.20	(23.08)	6,638	1.63	(g)	1.63	(g)	1.32	(g)	19

Institutional Class
Six months ended 06/30/12	17.85	0.14	(0.10)	0.04	—	—	—	17.89	0.22	70,070	1.12	(e)	1.13	(e)	1.54	(e)	8
Year ended 12/31/11	18.67	0.26	(0.76)	(0.50)	(0.32)	—	(0.32)	17.85	(2.66)	70,976	1.11		1.12		1.40		18
Year ended 12/31/10	14.98	0.24	3.68	3.92	(0.23)	—	(0.23)	18.67	26.20	61,396	1.10		1.11		1.48		20
Year ended 12/31/09	9.13	0.28	5.79	6.07	(0.22)	—	(0.22)	14.98	66.56	34,269	1.10		1.11		2.26		26
Year ended 12/31/08	22.47	0.32	(12.52)	(12.20)	(0.45)	(0.69)	(1.14)	9.13	(54.02)	15,762	1.13		1.14		1.82		19
Year ended 12/31/07	24.14	0.43	3.80	4.23	(0.49)	(5.41)	(5.90)	22.47	17.90	42,253	1.08		1.11		1.55		40

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $307,349, $15,866, $37,784, $65,755 and $73,421 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

15        Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,000.00	$7.41	$1,017.45	$7.47	1.49%

B	1,000.00	996.60	11.12	1,013.72	11.22	2.24

C	1,000.00	996.60	11.12	1,013.72	11.22	2.24

Y	1,000.00	1,001.70	6.17	1,018.70	6.22	1.24

Institutional	1,000.00	1,002.20	5.57	1,019.30	5.61	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16        Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco International Small Company Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Small/Mid-Cap Growth Funds Index. The

17        Invesco International Small Company Fund

Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds.). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers sub-advises one mutual fund with comparable investment strategies and the sub-advisory fee and total account fees are below the effective fee rate of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18        Invesco International Small Company Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ISC-SAR-1	Invesco Distributors, Inc.

Invesco Small Cap Equity Fund
Semiannual Report to Shareholders ▪  June 30, 2012
Nasdaq:
A: SMEAX ▪ B: SMEBX ▪ C: SMECX ▪ R: SMERX ▪ Y: SMEYX ▪ Institutional: SMEIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.35%

Class B Shares	4.00

Class C Shares	4.00

Class R Shares	4.30

Class Y Shares	4.55

Institutional Class Shares	4.64

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 2000 Index▼ (Style-Specific Index)	8.53

Lipper Small-Cap Core Funds Index▼ (Peer Group Index)	6.24

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (8/31/00)	5.06%

10 Years	5.81

5 Years	0.08

1 Year	-11.17

Class B Shares

Inception (8/31/00)	5.06%

10 Years	5.79

5 Years	0.13

1 Year	-11.35

Class C Shares

Inception (8/31/00)	4.81%

10 Years	5.64

5 Years	0.49

1 Year	-7.54

Class R Shares

Inception (6/3/02)	5.71%

10 Years	6.15

5 Years	0.99

1 Year	-6.72

Class Y Shares

10 Years	6.52%

5 Years	1.45

1 Year	-5.72

Institutional Class Shares

10 Years	6.85%

5 Years	1.78

1 Year	-5.47

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.35%, 2.10%, 2.10%, 1.60%, 1.10% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.91%
Advertising–1.09%
Interpublic Group of Cos., Inc. (The)	797,138	$8,648,947

Aerospace & Defense–1.81%
Aerovironment Inc.(b)	254,709	6,701,394

Triumph Group, Inc.	135,296	7,613,106

		14,314,500

Agricultural Products–0.94%
Ingredion Inc.	149,238	7,390,266

Air Freight & Logistics–0.71%
UTi Worldwide, Inc.	384,275	5,614,258

Apparel Retail–2.54%
bebe stores, inc.	850,089	4,990,023

Finish Line, Inc. (The)–Class A	361,518	7,559,341

Genesco Inc.(b)	124,456	7,486,028

		20,035,392

Apparel, Accessories & Luxury Goods–1.03%
PVH Corp.(c)	104,721	8,146,247

Application Software–4.29%
Actuate Corp.(b)	582,441	4,036,316

Cadence Design Systems, Inc.(b)	503,601	5,534,575

MicroStrategy Inc.–Class A(b)	61,100	7,934,446

Parametric Technology Corp.(b)	317,807	6,661,235

Quest Software, Inc.(b)	29,784	829,484

TIBCO Software Inc.(b)	297,149	8,890,698

		33,886,754

Asset Management & Custody Banks–0.86%
Affiliated Managers Group, Inc.(b)	62,086	6,795,313

Auto Parts & Equipment–1.49%
Dana Holding Corp.	471,014	6,033,689

TRW Automotive Holdings Corp.(b)	157,027	5,772,313

		11,806,002

Automotive Retail–0.94%
Penske Automotive Group, Inc.(c)	349,204	7,417,093

Biotechnology–1.01%
Cubist Pharmaceuticals, Inc.(b)	209,811	7,953,935

Casinos & Gaming–0.81%
Bally Technologies Inc.(b)	137,484	6,415,003

Communications Equipment–1.75%
ADTRAN, Inc.	233,417	7,046,859

JDS Uniphase Corp.(b)	617,882	6,796,702

		13,843,561

Computer Storage & Peripherals–0.18%
Synaptics Inc.(b)(c)	50,148	1,435,737

Construction & Farm Machinery & Heavy Trucks–1.96%
Titan International, Inc.(c)	372,557	9,138,823

Trinity Industries, Inc.	253,596	6,334,828

		15,473,651

Construction Materials–1.53%
Eagle Materials Inc.	323,764	12,089,348

Data Processing & Outsourced Services–2.32%
Heartland Payment Systems, Inc.	332,977	10,015,948

Jack Henry & Associates, Inc.	241,671	8,342,483

		18,358,431

Diversified Chemicals–1.06%
FMC Corp.	155,833	8,333,949

Diversified Metals & Mining–0.78%
Compass Minerals International, Inc.	80,559	6,145,041

Electrical Components & Equipment–0.98%
Belden Inc.	231,403	7,717,290

Electronic Equipment & Instruments–2.19%
Electro Scientific Industries, Inc.	501,810	5,931,394

OSI Systems, Inc.(b)	179,890	11,394,233

		17,325,627

Electronic Manufacturing Services–0.77%
Sanmina–SCI Corp.(b)	740,283	6,062,918

Environmental & Facilities Services–2.67%
ABM Industries Inc.	308,459	6,033,458

Team, Inc.(b)	272,055	8,482,675

Waste Connections, Inc.	219,395	6,564,298

		21,080,431

Food Distributors–1.14%
United Natural Foods, Inc.(b)	164,131	9,004,227

Gas Utilities–1.06%
UGI Corp.	284,907	8,384,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Small Cap Equity Fund

	Shares	Value

Gold–0.40%
Allied Nevada Gold Corp.(b)	60,149	$1,707,029

Detour Gold Corp. (Canada)(b)	73,272	1,476,091

		3,183,120

Health Care Equipment–0.76%
Teleflex Inc.(c)	98,512	6,000,366

Health Care Facilities–2.25%
Amsurg Corp.(b)	314,965	9,442,651

Universal Health Services, Inc.–Class B	193,785	8,363,760

		17,806,411

Health Care Services–1.15%
Gentiva Health Services, Inc.(b)	193,344	1,339,874

IPC The Hospitalist Co.(b)(c)	170,277	7,716,954

		9,056,828

Home Furnishings–0.90%
La-Z-Boy Inc.(b)	575,885	7,077,627

Homebuilding–1.37%
Meritage Homes Corp.(b)	317,698	10,782,670

Homefurnishing Retail–1.09%
Pier 1 Imports, Inc.	523,038	8,593,514

Industrial Machinery–4.62%
Gardner Denver Inc.	92,148	4,875,551

IDEX Corp.	180,436	7,033,395

TriMas Corp.(b)	383,177	7,701,858

Valmont Industries, Inc.	81,637	9,875,628

Watts Water Technologies, Inc.–Class A	210,462	7,016,803

		36,503,235

Industrial REIT’s–1.17%
DCT Industrial Trust Inc.(c)	1,462,000	9,210,600

Insurance Brokers–1.10%
Arthur J. Gallagher & Co.	248,772	8,724,434

Internet Software & Services–1.08%
ValueClick, Inc.(b)	520,999	8,539,174

Investment Banking & Brokerage–0.67%
Evercore Partners Inc.–Class A	227,576	5,323,003

IT Consulting & Other Services–1.16%
MAXIMUS, Inc.	177,662	9,194,009

Leisure Products–0.94%
Brunswick Corp.	334,502	7,432,634

Life Sciences Tools & Services–1.68%
Bio-Rad Laboratories, Inc.–Class A(b)	68,792	6,879,888

Charles River Laboratories International, Inc.(b)	196,242	6,428,888

		13,308,776

Managed Health Care–1.08%
AMERIGROUP Corp.(b)	129,397	8,528,556

Multi-Line Insurance–1.04%
American Financial Group, Inc.	208,858	8,193,499

Office REIT’s–1.03%
Douglas Emmett, Inc.	351,500	8,119,650

Office Services & Supplies–1.11%
Interface, Inc.	641,707	8,746,466

Oil & Gas Equipment & Services–3.30%
Dresser-Rand Group, Inc.(b)	145,423	6,477,140

Lufkin Industries, Inc.	88,351	4,799,226

Oceaneering International, Inc.	163,503	7,825,254

Oil States International, Inc.(b)	105,705	6,997,671

		26,099,291

Oil & Gas Exploration & Production–1.59%
Energen Corp.	145,906	6,584,738

Rosetta Resources, Inc.(b)(c)	164,126	6,013,576

		12,598,314

Packaged Foods & Meats–0.95%
TreeHouse Foods, Inc.(b)	120,909	7,531,422

Paper Packaging–1.10%
Graphic Packaging Holding Co.(b)	1,574,678	8,660,729

Paper Products–1.01%
Schweitzer-Mauduit International, Inc.	117,215	7,987,030

Pharmaceuticals–2.28%
Endo Health Solutions Inc.(b)	217,042	6,723,961

Questcor Pharmaceuticals, Inc.(b)(c)	211,429	11,256,480

		17,980,441

Property & Casualty Insurance–2.07%
Markel Corp.(b)	17,624	7,784,521

W. R. Berkley Corp.	219,555	8,545,080

		16,329,601

Real Estate Services–0.77%
Jones Lang LaSalle Inc.	86,978	6,120,642

Regional Banks–7.53%
Commerce Bancshares, Inc.	149,485	5,665,482

CVB Financial Corp.(c)	748,167	8,716,146

East West Bancorp, Inc.	348,466	8,175,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Cap Equity Fund

	Shares	Value

Regional Banks–(continued)

F.N.B. Corp.	644,047	$7,000,791

Susquehanna Bancshares, Inc.	865,048	8,909,994

Texas Capital Bancshares, Inc.(b)	198,547	8,019,313

Wintrust Financial Corp.(c)	216,948	7,701,654

Zions Bancorp.	271,271	5,268,083

		59,456,475

Residential REIT’s–1.01%
Education Realty Trust, Inc.	718,700	7,963,196

Restaurants–1.71%
DineEquity, Inc.(b)	142,871	6,377,762

Papa John’s International, Inc.(b)	149,809	7,126,414

		13,504,176

Semiconductor Equipment–2.14%
Cymer, Inc.(b)	152,432	8,985,866

Lam Research Corp.(b)	210,652	7,950,007

		16,935,873

Semiconductors–2.47%
Diodes Inc.(b)	343,896	6,454,928

Lattice Semiconductor Corp.(b)	1,301,629	4,907,141

Semtech Corp.(b)	333,962	8,121,956

		19,484,025

Specialized REIT’s–1.06%
LaSalle Hotel Properties	286,496	8,348,493

Specialty Chemicals–2.14%
Innophos Holdings, Inc.	165,744	9,357,906

PolyOne Corp.	552,952	7,564,384

		16,922,290

Specialty Stores–1.34%
GNC Holdings, Inc.–Class A	270,879	10,618,457

Steel–0.88%
Haynes International, Inc.	136,926	6,975,010

Trading Companies & Distributors–1.18%
Beacon Roofing Supply, Inc.(b)	370,392	9,341,286

Trucking–1.87%
Landstar System, Inc.	131,101	6,780,544

Old Dominion Freight Line, Inc.(b)	184,323	7,979,342

		14,759,886

Total Common Stocks & Other Equity Interests (Cost $628,416,402)		765,619,943

Money Market Funds–3.79%
Liquid Assets Portfolio–Institutional Class(d)	14,962,899	14,962,899

Premier Portfolio–Institutional Class(d)	14,962,899	14,962,899

Total Money Market Funds (Cost $29,925,798)		29,925,798

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.70% (Cost $658,342,200)		795,545,741

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.57%
Liquid Assets Portfolio–Institutional Class (Cost $36,085,977)(d)(e)	36,085,977	36,085,977

TOTAL INVESTMENTS–105.27% (Cost $694,428,177)		831,631,718

OTHER ASSETS LESS LIABILITIES–(5.27%)		(41,637,370)

NET ASSETS–100.00%		$789,994,348

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	18.4%

Financials	18.3

Industrials	16.9

Consumer Discretionary	15.2

Health Care	10.2

Materials	8.9

Energy	4.1

Consumer Staples	3.0

Utilities	1.9

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $628,416,402)*	$765,619,943

Investments in affiliated money market funds, at value and cost	66,011,775

Total investments, at value (Cost $694,428,177)	831,631,718

Receivable for:
Investments sold	318,477

Fund shares sold	1,291,590

Dividends	449,122

Investment for trustee deferred compensation and retirement plans	66,127

Other assets	42,916

Total assets	833,799,950

Liabilities:
Payable for:
Investments purchased	5,444,449

Fund shares reacquired	1,573,476

Collateral upon return of securities loaned	36,085,977

Accrued fees to affiliates	508,591

Accrued other operating expenses	33,977

Trustee deferred compensation and retirement plans	159,132

Total liabilities	43,805,602

Net assets applicable to shares outstanding	$789,994,348

Net assets consist of:
Shares of beneficial interest	$640,138,505

Undistributed net investment income (loss)	(2,372,524)

Undistributed net realized gain	15,024,826

Unrealized appreciation	137,203,541

$789,994,348

Net Assets:
Class A	$384,094,438

Class B	$14,302,019

Class C	$48,660,718

Class R	$80,665,916

Class Y	$78,699,146

Institutional Class	$183,572,111

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	30,188,064

Class B	1,249,041

Class C	4,250,920

Class R	6,525,738

Class Y	6,122,020

Institutional Class	13,793,315

Class A:
Net asset value per share	$12.72

Maximum offering price per share
(Net asset value of $12.72 ÷ 94.50%)	$13.46

Class B:
Net asset value and offering price per share	$11.45

Class C:
Net asset value and offering price per share	$11.45

Class R:
Net asset value and offering price per share	$12.36

Class Y:
Net asset value and offering price per share	$12.86

Institutional Class:
Net asset value and offering price per share	$13.31

*	At June 30, 2012, securities with an aggregate value of $36,013,744 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$3,108,566

Dividends from affiliated money market funds (includes securities lending income of $127,638)	136,272

Total investment income	3,244,838

Expenses:
Advisory fees	2,881,661

Administrative services fees	115,761

Custodian fees	9,393

Distribution fees:
Class A	485,655

Class B	84,044

Class C	251,504

Class R	209,140

Transfer agent fees — A, B, C, R and Y	832,324

Transfer agent fees — Institutional	52,196

Trustees’ and officers’ fees and benefits	25,943

Other	113,963

Total expenses	5,061,584

Less: Fees waived and expense offset arrangement(s)	(10,628)

Net expenses	5,050,956

Net investment income (loss)	(1,806,118)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(5,010,479))	19,206,321

Foreign currencies	97

19,206,418

Change in net unrealized appreciation of investment securities	15,520,060

Net realized and unrealized gain	34,726,478

Net increase in net assets resulting from operations	$32,920,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(1,806,118)	$(4,184,739)

Net realized gain	19,206,418	46,774,623

Change in net unrealized appreciation (depreciation)	15,520,060	(51,867,640)

Net increase (decrease) in net assets resulting from operations	32,920,360	(9,277,756)

Share transactions–net:
Class A	(2,324,566)	10,444,780

Class B	(4,185,908)	(14,173,058)

Class C	(1,465,401)	2,758,755

Class R	(246,363)	2,542,248

Class Y	16,029,807	35,374,232

Institutional Class	5,936,014	49,053,128

Net increase in net assets resulting from share transactions	13,743,583	86,000,085

Net increase in net assets	46,663,943	76,722,329

Net assets:
Beginning of period	743,330,405	666,608,076

End of period (includes undistributed net investment income (loss) of $(2,372,524) and $(566,406), respectively)	$789,994,348	$743,330,405

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

10        Invesco Small Cap Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

11        Invesco Small Cap Equity Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Small Cap Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $9,280.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $65,810 in front-end sales commissions from the sale of Class A shares and $267, $8,352 and $1,764 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13        Invesco Small Cap Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$831,631,718	$—	$—	$831,631,718

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $10,620 and securities sales of $3,141,137, which resulted in net realized gains (losses) of $(5,010,479).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,348.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14        Invesco Small Cap Equity Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$3,060,878	$—	$3,060,878

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $182,055,505 and $171,598,092, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$169,810,335

Aggregate unrealized (depreciation) of investment securities	(33,727,509)

Net unrealized appreciation of investment securities	$136,082,826

Cost of investments for tax purposes is $695,548,892.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	3,639,014	$47,225,292	10,313,343	$129,954,562

Class B	61,205	728,009	216,556	2,536,478

Class C	360,235	4,217,283	1,484,032	17,362,990

Class R	1,553,800	19,575,087	3,457,626	42,190,199

Class Y	1,880,236	24,301,326	3,408,967	43,155,570

Institutional Class	1,862,332	24,956,880	7,224,968	94,176,377

Automatic conversion of Class B shares to Class A shares:
Class A	228,271	3,015,588	801,204	10,020,528

Class B	(253,189)	(3,015,588)	(883,627)	(10,020,528)

Reacquired:
Class A	(4,036,143)	(52,565,446)	(10,510,328)	(129,530,310)

Class B	(161,047)	(1,898,329)	(594,585)	(6,689,008)

Class C	(489,646)	(5,682,684)	(1,309,006)	(14,604,235)

Class R	(1,599,896)	(19,821,450)	(3,263,856)	(39,647,951)

Class Y	(641,402)	(8,271,519)	(625,861)	(7,781,338)

Institutional Class	(1,404,852)	(19,020,866)	(3,458,126)	(45,123,249)

Net increase in share activity	998,918	$13,743,583	6,261,307	$86,000,085

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds that are advised by Invesco.

15        Invesco Small Cap Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset	Net	on securities		Distributions				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/12	$12.19	$(0.03)	$0.56	$0.53	$—	$12.72	4.35%	$384,094	1.32	%(d)	1.32	%(d)	(0.50	)%(d)	22%
Year ended 12/31/11	12.24	(0.07)	0.02	(0.05)	—	12.19	(0.41)	369,938	1.35		1.35		(0.59)		42
Year ended 12/31/10	9.52	(0.04)	2.76	2.72	—	12.24	28.57	364,210	1.38		1.38		(0.41)		36
Year ended 12/31/09	7.91	(0.03)	1.64	1.61	—	9.52	20.35	273,744	1.52		1.52		(0.41)		40
Year ended 12/31/08	11.72	(0.02)	(3.67)	(3.69)	(0.12)	7.91	(31.45)	227,885	1.41		1.41		(0.19)		51
Year ended 12/31/07	12.24	(0.05)	0.64	0.59	(1.11)	11.72	4.92	343,993	1.37		1.43		(0.42)		49

Class B
Six months ended 06/30/12	11.01	(0.07)	0.51	0.44	—	11.45	4.00	14,302	2.07	(d)	2.07	(d)	(1.25	)(d)	22
Year ended 12/31/11	11.14	(0.15)	0.02	(0.13)	—	11.01	(1.17)	17,635	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.73	(0.11)	2.52	2.41	—	11.14	27.61	31,908	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)	1.52	1.43	—	8.73	19.59	41,092	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)	(3.41)	(3.50)	(0.12)	7.30	(32.01)	50,220	2.16		2.16		(0.94)		51
Year ended 12/31/07	11.56	(0.14)	0.61	0.47	(1.11)	10.92	4.16	107,417	2.12		2.18		(1.17)		49

Class C
Six months ended 06/30/12	11.00	(0.07)	0.52	0.45	—	11.45	4.09	48,661	2.07	(d)	2.07	(d)	(1.25	)(d)	22
Year ended 12/31/11	11.14	(0.15)	0.01	(0.14)	—	11.00	(1.26)	48,204	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.72	(0.11)	2.53	2.42	—	11.14	27.75	46,838	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)	1.51	1.42	—	8.72	19.45	40,466	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)	(3.41)	(3.50)	(0.12)	7.30	(32.01)	36,470	2.16		2.16		(0.94)		51
Year ended 12/31/07	11.56	(0.14)	0.61	0.47	(1.11)	10.92	4.16	53,684	2.12		2.18		(1.17)		49

Class R
Six months ended 06/30/12	11.85	(0.05)	0.56	0.51	—	12.36	4.30	80,666	1.57	(d)	1.57	(d)	(0.75	)(d)	22
Year ended 12/31/11	11.94	(0.10)	0.01	(0.09)	—	11.85	(0.75)	77,904	1.60		1.60		(0.84)		42
Year ended 12/31/10	9.30	(0.07)	2.71	2.64	—	11.94	28.39	76,136	1.63		1.63		(0.66)		36
Year ended 12/31/09	7.75	(0.05)	1.60	1.55	—	9.30	20.00	54,795	1.77		1.77		(0.66)		40
Year ended 12/31/08	11.51	(0.04)	(3.60)	(3.64)	(0.12)	7.75	(31.59)	23,879	1.66		1.66		(0.44)		51
Year ended 12/31/07	12.07	(0.09)	0.64	0.55	(1.11)	11.51	4.65	26,251	1.62		1.68		(0.67)		49

Class Y
Six months ended 06/30/12	12.30	(0.02)	0.58	0.56	—	12.86	4.55	78,699	1.07	(d)	1.07	(d)	(0.25	)(d)	22
Year ended 12/31/11	12.32	(0.04)	0.02	(0.02)	—	12.30	(0.16)	60,049	1.10		1.10		(0.34)		42
Year ended 12/31/10	9.56	(0.02)	2.78	2.76	—	12.32	28.87	25,875	1.13		1.13		(0.16)		36
Year ended 12/31/09	7.91	(0.01)	1.66	1.65	—	9.56	20.86	11,957	1.27		1.27		(0.16)		40
Year ended 12/31/08(e)	9.62	(0.00)	(1.59)	(1.59)	(0.12)	7.91	(16.48)	3,534	1.29	(f)	1.30	(f)	(0.07	)(f)	51

Institutional Class
Six months ended 06/30/12	12.72	(0.00)	0.59	0.59	—	13.31	4.64	183,572	0.85	(d)	0.85	(d)	(0.03	)(d)	22
Year ended 12/31/11	12.71	(0.01)	0.02	0.01	—	12.72	0.08	169,600	0.85		0.85		(0.09)		42
Year ended 12/31/10	9.83	0.01	2.87	2.88	—	12.71	29.30	121,641	0.89		0.89		0.08		36
Year ended 12/31/09	8.12	0.02	1.69	1.71	—	9.83	21.06	38,971	0.90		0.90		0.21		40
Year ended 12/31/08	11.96	0.04	(3.76)	(3.72)	(0.12)	8.12	(31.07)	23,957	0.84		0.84		0.37		51
Year ended 12/31/07	12.40	0.01	0.66	0.67	(1.11)	11.96	5.50	38,463	0.84		0.89		0.11		49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $390,659, $16,901, $50,577, $84,116, $70,654 and $181,846 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

16        Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,043.50	$6.71	$1,018.30	$6.62	1.32%

B	1,000.00	1,040.00	10.50	1,014.57	10.37	2.07

C	1,000.00	1,040.00	10.50	1,014.57	10.37	2.07

R	1,000.00	1,043.00	7.97	1,017.06	7.87	1.57

Y	1,000.00	1,045.50	5.44	1,019.54	5.37	1.07

Institutional	1,000.00	1,046.40	4.33	1,020.63	4.28	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the fourth quintile

18        Invesco Small Cap Equity Fund

for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises three mutual funds with comparable investment strategies and that the effective fee sub-advisory rate is below the effective fee advisory rate of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19        Invesco Small Cap Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SCE-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 7, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 7, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 7, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.